Equity Incentive Plans StockBased Compensation Exercise of Options and Warrants Outstanding (Details 5)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Stock options [Member]
Expected dividend yield	0.00%	0.00%
Warrant [Member]
Expected term (in years)		3 years
Expected stock price volatility		82.36%
Risk-free interest rate		2.73%
Expected dividend yield	0.00%	0.00%
Maximum [Member] | Warrant [Member]
Expected term (in years)	10 years
Expected stock price volatility	104.11%
Risk-free interest rate	2.86%
Minimum [Member] | Warrant [Member]
Expected term (in years)	5 years
Expected stock price volatility	67.34%
Risk-free interest rate	2.51%